Document and Entity Information Document	Oct. 28, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	CANADIAN PACIFIC KANSAS CITY LTD/CN
Entity Central Index Key	0000016875
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-01342
Entity Tax Identification Number	98-0355078
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2C 4X9
City Area Code	(403)
Local Phone Number	319-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	7550 Ogden Dale Road S.E.
Entity Address, City or Town	CA
Common Shares, without par value, of Canadian Pacific Kansas City Limited | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, without par value, of Canadian Pacific Kansas City Limited
Security Exchange Name	NYSE
Trading Symbol	CP
Common Shares, without par value, of Canadian Pacific Kansas City Limited | TORONTO STOCK EXCHANGE
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, without par value, of Canadian Pacific Kansas City Limited
Trading Symbol	CP
Perpetual 4% Consolidated Debenture Stock of Canadian Pacific Railway Company | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Perpetual 4% Consolidated Debenture Stock of Canadian Pacific Railway Company
Security Exchange Name	NYSE
Trading Symbol	CP/40
Perpetual 4% Consolidated Debenture Stock of Canadian Pacific Railway Company | LONDON STOCK EXCHANGE
Entity Information [Line Items]
Title of 12(b) Security	Perpetual 4% Consolidated Debenture Stock of Canadian Pacific Railway Company
Trading Symbol	BC87